Impairment of long-lived assets (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Notes and other explanatory information [abstract]
Impairment reversal	$ 108,005
Excess over recoverable amount	33,502
Current long term zinc price	$ 3,120
Current discount rate	7.08%